MoA Large Cap Growth Index Fund Investment Objectives and Goals - MoA Large Cap Growth Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MoA Large Cap Growth Index Fund
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Fund seeks to track the performance of a benchmark index that measures the investment return of large capitalization growth stocks in the United States.